As filed with the Securities and Exchange Commission on September 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue Floor 4
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 30.8%^
28,939	Allianz Wellness Fund *	$843,859
102,648	Brown Capital Management Small Company Fund	4,809,074
73,000	Energy Select Sector SPDR Fund	5,585,960
71,378	Federated International Small-Mid Company Fund *	2,887,223
14,600	iShares Russell 2000 Growth Index Fund	1,331,082
59,300	iShares S&P MidCap 400 Growth Fund	6,372,971
98,000	iShares Silver Trust *	3,805,340
219,500	Rydex S&P MidCap 400 Pure Growth ETF	18,977,970
95,000	SPDR S&P Biotech ETF *	6,759,250
160,035	Touchstone Sands Capital Select Growth Fund *	1,773,185
130,735	T. Rowe Price Health Sciences Fund	4,578,326
218,198	T. Rowe Price New Horizons Fund	7,911,876
202,664	Turner Midcap Growth Fund *	7,551,245
52,192	Value Line Fund *	496,868
102,500	Vanguard Small-Cap Growth ETF	8,463,425
321,126	Wells Fargo Advantage Discovery Fund *	8,297,907
240,427	Wells Fargo Advantage Growth Fund *	9,254,023
	Total Class 1 & 2 Funds	99,699,584

	Class 3 Funds: 69.0%^
305,660	Allianz NFJ Renaissance Fund	5,575,232
590,031	Ariel Fund †	28,463,088
23,816	Calamos Growth Fund *	1,436,314
43,000	Guggenheim Insider Sentiment ETF	1,499,840
2,189,959	Federated Strategic Value Dividend Fund	10,095,713
286,852	Fidelity Advisor Growth Opportunities Fund	10,989,310
263,274	Fidelity Blue Chip Growth Fund	12,679,261
46,665	Harbor International Fund	2,939,432
207,600	iShares MSCI EMU Index Fund	7,452,840
283,000	iShares S&P 500 Growth Index Fund	19,555,300
259,500	iShares S&P Europe 350 Index Fund	10,403,355
219,400	iShares S&P MidCap 400 Index Fund	20,656,510
181	Matthews Asian Growth & Income Fund	3,288
491,749	PIMCO StocksPLUS Total Return Fund †	4,017,589
688,600	Rydex S&P Equal Weight Fund	33,576,136
587,662	Scout Mid Cap Fund †	8,403,566
121,400	SPDR International Dividend ETF	6,762,891
189,200	SPDR S&P MidCap 400 ETF	32,374,012
124,000	WisdomTree Dividend ex-Financials Fund	6,173,960
	Total Class 3 Funds	223,057,637

	TOTAL INVESTMENT COMPANIES
	(Cost $282,134,345)	322,757,221

	TOTAL INVESTMENTS: 99.8%
	(Cost $282,134,345)	322,757,221
	Other Assets in Excess of Liabilities: 0.2%	702,185
	NET ASSETS: 100.0%	$323,459,406

* Non-income producing.
† A portion of this security is considered illiquid. As of July 31, 2011, the total market value of securities considered illiquid was $10,227,340 or 3.2% of net assets.
^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.
^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$282,134,345
Gross unrealized appreciation	44,333,473
Gross unrealized depreciation	(3,710,597)
Net unrealized appreciation	$40,622,876

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$322,757,221	$	---	$	---

Total Investments in Securities	$322,757,221	$	---	$	---

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.1%
	Class 1 & 2 Funds: 60.8%^
50,782	Allianz Wellness Fund *	$1,480,811
205,580	American Century Heritage Fund *	4,672,825
42,268	Brown Capital Management Small Company Fund	1,980,267
54,400	Energy Select Sector SPDR Fund	4,162,688
25,335	Federated International Small-Mid Company Fund *	1,024,795
20,000	iShares Russell 2000 Growth Index Fund	1,823,400
41,000	iShares S&P MidCap 400 Growth Fund	4,406,270
52,700	iShares Silver Trust *	2,046,341
98,300	Rydex S&P MidCap 400 Pure Growth ETF	8,499,018
8,200	SPDR Dow Jones Small Cap Growth ETF	955,687
45,300	SPDR S&P Biotech ETF *	3,223,095
142,325	Touchstone Sands Capital Select Growth Fund *	1,576,959
78,849	T. Rowe Price Health Sciences Fund	2,761,304
70,888	T. Rowe Price New Horizons Fund	2,570,397
57,904	Turner Midcap Growth Fund *	2,157,499
52,192	Value Line Fund *	496,867
69,500	Vanguard Small-Cap Growth ETF	5,738,615
159,732	Wells Fargo Advantage Discovery Fund *	4,127,488
59,372	Wells Fargo Advantage Growth Fund *	2,285,224
	Total Class 1 & 2 Funds	55,989,550

	Class 3 Funds: 39.3%^
113,867	Ariel Fund	5,492,961
28,000	Guggenheim Insider Sentiment ETF	976,640
57,877	Fidelity Advisor Growth Opportunities Fund	2,217,275
56,000	iShares MSCI EMU Index Fund	2,010,400
38,700	iShares S&P 500 Growth Index Fund	2,674,170
43,800	iShares S&P Europe 350 Index Fund	1,755,942
20,300	iShares S&P MidCap 400 Index Fund	1,911,245
152,600	Rydex S&P Equal Weight Fund	7,440,776
65,767	Scout Mid Cap Fund	940,474
30,500	SPDR International Dividend ETF	1,699,079
41,600	SPDR S&P MidCap 400 ETF	7,118,176
37,800	WisdomTree Dividend ex-Financials Fund	1,882,062
	Total Class 3 Funds	36,119,200

	TOTAL INVESTMENT COMPANIES
	(Cost $80,452,899)	92,108,750

	SHORT-TERM INVESTMENTS: 0.1%
129,476	Fidelity Government Portfolio, 0.01% #	129,476

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $129,476)	129,476

	TOTAL INVESTMENTS: 100.2%
	(Cost $80,582,375)	92,238,226
	Liabilities in Excess of Other Assets: (0.2%)	(206,283)
	NET ASSETS: 100.0%	$92,031,943

* Non-income producing.
# Annualized seven-day yield as of July 31, 2011.
^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.
^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$80,654,037
Gross unrealized appreciation	12,762,105
Gross unrealized depreciation	(1,177,916)
Net unrealized appreciation	$11,584,189

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$92,108,750	$	---	$	---

Short-Term Investments	129,476	$	---	$	---

Total Investments in Securities	$92,238,226	$	---	$	---

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 3 Funds: 58.7%^
82,381	Allianz NFJ Renaissance Fund	$1,502,633
89,451	Ariel Fund	4,315,109
28,000	Guggenheim Insider Sentiment ETF	976,640
592,635	Federated Strategic Value Dividend Fund	2,732,048
75,680	Fidelity Advisor Growth Opportunities Fund	2,899,318
34,743	Fidelity Blue Chip Growth Fund	1,673,208
31,612	ING Corporate Leaders Trust Fund	687,881
39,700	iShares MSCI EMU Index Fund	1,425,230
23,200	iShares S&P 500 Growth Index Fund	1,603,120
44,000	iShares S&P Europe 350 Index Fund	1,763,960
21,800	iShares S&P MidCap 400 Index Fund	2,052,470
307,272	PIMCO StocksPLUS Total Return Fund	2,510,413
77,000	Rydex S&P Equal Weight Fund	3,754,520
123,643	Scout Mid Cap Fund	1,768,093
29,400	SPDR International Dividend ETF	1,637,801
28,550	SPDR S&P MidCap 400 ETF	4,885,191
54,064	Tocqueville International Value Fund	725,000
40,000	WisdomTree Dividend ex-Financials Fund	1,991,600
	Total Class 3 Funds	38,904,235

	Class 4 Funds: 12.9%^
123,720	Calamos Market Neutral Income Fund	1,494,534
55,385	Gateway Fund	1,457,172
140,331	Manning & Napier Pro Blend Conservative Term Series	1,519,785
89,415	Merger Fund	1,434,221
31,840	Permanent Portfolio Fund	1,579,566
20,214	Vanguard Wellesley Income Fund	1,097,642
	Total Class 4 Funds	8,582,920

	Class 5 Funds: 28.2%^
295,916	Fidelity Capital & Income Fund	2,831,915
165,220	Fidelity High Income Fund	1,503,499
161,140	Loomis Sayles Bond Fund	2,409,044
71,507	Loomis Sayles Global Bond Fund	1,251,381
100,697	Lord Abbett Bond Debenture Fund	800,540
496,349	MainStay High Yield Corporate Bond Fund	2,958,242
18,012	Metropolitan West Low Duration Bond Fund	155,444
83,065	Metropolitan West Total Return Bond Fund	873,010
97,504	Payden Emerging Markets Bond Fund	1,445,991
128,586	Pioneer Strategic Income Fund	1,424,736
136,957	RidgeWorth High Income Fund	997,048
12,000	SPDR Barclays Capital International Treasury Bond ETF	751,920
90,989	Templeton Global Bond Fund	1,273,851
	Total Class 5 Funds	18,676,621

	TOTAL INVESTMENT COMPANIES
	(Cost $61,116,201)	66,163,776

	SHORT-TERM INVESTMENTS: 0.2%
149,929	Fidelity Government Portfolio, 0.01% #	149,929

TOTAL SHORT-TERM INVESTMENTS
(Cost $149,929)	149,929

TOTAL INVESTMENTS: 100.0%
(Cost $61,266,130)	66,313,705
Liabilities in Excess of Other Assets: (0.0%)	(34,684)
NET ASSETS: 100.0%	$66,279,021

* Non-income producing.
# Annualized seven-day yield as of July 31, 2011.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.
^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.
^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$61,286,225
Gross unrealized appreciation	5,808,864
Gross unrealized depreciation	(781,384)
Net unrealized appreciation	$5,027,480

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$66,163,776	$	---	$	---

Short-Term Investments	149,929	$	---	$	---

Total Investments in Securities	$66,313,705	$	---	$	---

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 4 Funds: 29.3%^
715,746	Calamos Market Neutral Income Fund	$8,646,213
315,119	Gateway Fund	8,290,787
788,682	Manning & Napier Pro Blend Conservative Term Series	8,541,429
551,603	Merger Fund	8,847,708
198,362	Permanent Portfolio Fund	9,840,737
153,586	Vanguard Wellesley Income Fund	8,339,707
	Total Class 4 Funds	52,506,581

	Class 5 Funds: 70.0%^
58,789	Baird Aggregate Bond Fund	633,159
1,311,775	Fidelity Capital & Income Fund	12,553,691
972,393	Fidelity High Income Fund	8,848,776
1,383,649	John Hancock Strategic Income Fund	9,422,649
876,186	Loomis Sayles Bond Fund	13,098,987
497,681	Loomis Sayles Global Bond Fund	8,709,421
788,684	Lord Abbett Bond Debenture Fund	6,270,038
3,130,146	MainStay High Yield Corporate Bond Fund	18,655,671
777,670	Metropolitan West Total Return Bond Fund	8,173,308
613,950	Payden Emerging Markets Bond Fund †	9,104,877
827,028	Pioneer Strategic Income Fund	9,163,476
1,057,176	RidgeWorth High Income Fund	7,696,241
75,600	SPDR Barclays Capital International Treasury Bond ETF	4,737,096
447,443	Templeton Global Bond Fund	6,264,197
197,163	Western Asset Core Bond Fund	2,330,465
	Total Class 5 Funds	125,662,052

	Inverse Funds: 0.5%^
30,000	ProShares UltraShort 20+ Year Treasury *	944,400
	Total Inverse Funds	944,400

	TOTAL INVESTMENT COMPANIES
	(Cost $170,093,976)	179,113,033

	SHORT-TERM INVESTMENTS: 0.0%
55,599	Fidelity Government Portfolio, 0.01% #	55,599

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $55,599)	55,599

	TOTAL INVESTMENTS: 99.8%
	(Cost $170,149,575)	179,168,632
	Other Assets in Excess of Liabilities: 0.2%	372,157
	NET ASSETS: 100.0%	$179,540,789

* Non-income producing.
# Annualized seven-day yield as of July 31, 2011.
† A portion of this security is considered illiquid. As of July 31, 2011, the total market value of securities considered illiquid was $2,610,661 or 1.5% of net assets.
^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.
^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.
^ INVERSE FUNDS
Inverse funds attempt to provide returns that correlate to the inverse (opposite) of the daily price performance of the underlying index.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$170,217,745
Gross unrealized appreciation	9,250,973
Gross unrealized depreciation	(300,086)
Net unrealized appreciation	$8,950,887

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$179,113,033	$	---	$	---

Short-Term Investments	55,599	$	---	$	---

Total Investments in Securities	$179,168,632	$	---	$	---

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.6%
	Class 1 & 2 Funds: 83.5%^
20,500	Energy Select Sector SPDR Fund	$1,568,660
22,100	iShares Russell 2000 Growth Index Fund	2,014,857
19,500	iShares Russell Midcap Growth Index Fund	1,158,690
16,100	iShares S&P MidCap 400 Growth Fund	1,730,267
18,900	iShares S&P SmallCap 600 Growth Index Fund	1,466,073
49,750	iShares Silver Trust *	1,931,793
26,400	Rydex S&P MidCap 400 Pure Growth ETF	2,282,544
22,500	SPDR S&P Biotech ETF *	1,600,875
14,000	Vanguard Energy ETF	1,572,340
20,800	Vanguard Small-Cap Growth ETF	1,717,456
	Total Class 1 & 2 Funds	17,043,555

	Class 3 Funds: 17.1%^
54,700	iShares MSCI EMU Index Fund	1,963,730
22,200	iShares S&P 500 Growth Index Fund	1,534,020
	Total Class 3 Funds	3,497,750

	TOTAL INVESTMENT COMPANIES
	(Cost $18,577,785)	20,541,305

	TOTAL INVESTMENTS: 100.6%
	(Cost $18,577,785)	20,541,305
	Liabilities in Excess of Other Assets: (0.6%)	(122,530)
	NET ASSETS: 100.0%	$20,418,775

* Non-income producing.
# Annualized seven-day yield as of July 31, 2011.
^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.
^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$18,650,963
Gross unrealized appreciation	2,240,897
Gross unrealized depreciation	(350,555)
Net unrealized appreciation	$1,890,342

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$20,541,305	$	---	$	---

Total Investments in Securities	$20,541,305	$	---	$	---

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.3%
	Class 1 & 2 Funds: 23.3%^
1,900	Energy Select Sector SPDR Fund	$145,388
1,500	iShares Russell 2000 Growth Index Fund	136,755
2,300	iShares S&P MidCap 400 Growth Fund	247,181
2,200	iShares S&P SmallCap 600 Growth Index Fund	170,654
2,350	iShares Silver Trust *	91,251
3,500	Rydex S&P MidCap 400 Pure Growth ETF	302,610
2,300	SPDR S&P Biotech ETF *	163,645
1,300	Vanguard Energy ETF	146,003
1,900	Vanguard Small-Cap Growth ETF	156,883
	Total Class 1 & 2 Funds	1,560,370

	Class 3 Funds: 77.0%^
12,200	Guggenheim Insider Sentiment ETF	425,536
2,800	iShares Dow Jones Select Dividend Index Fund	143,752
12,900	iShares MSCI EMU Index Fund	463,110
9,600	iShares S&P 500 Growth Index Fund	663,360
13,800	iShares S&P Europe 350 Index Fund	553,242
5,700	iShares S&P MidCap 400 Index Fund	536,655
13,400	Rydex S&P Equal Weight Fund	653,384
7,000	SPDR International Dividend ETF	389,952
5,250	SPDR S&P MidCap 400 ETF	898,327
8,300	WisdomTree Dividend ex-Financials Fund	413,257
	Total Class 3 Funds	5,140,575

	TOTAL INVESTMENT COMPANIES
	(Cost $6,582,867)	6,700,945

	SHORT-TERM INVESTMENTS: 0.3%
19,300	Fidelity Government Portfolio, 0.01% #	19,300

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,300)	19,300

	TOTAL INVESTMENTS: 100.6%
	(Cost $6,602,167)	6,720,245
	Liabilities in Excess of Other Assets: (0.6%)	(41,351)
	NET ASSETS: 100.0%	$6,678,894

* Non-income producing.
# Annualized seven-day yield as of July 31, 2011.
^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.
^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$6,606,478
Gross unrealized appreciation	339,524
Gross unrealized depreciation	(225,757)
Net unrealized appreciation	$113,767

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$6,700,945	$	---	$	---

Short-Term Investments	19,300	$	---	$	---

Total Investments in Securities	$6,720,245	$	---	$	---

FundX Tactical Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 46.4%
	Class 3 Funds: 46.4%^
30,000	iShares S&P MidCap 400 Index Fund ‡	$2,824,500
30,000	SPDR Dow Jones Industrial Average ETF Trust ‡	3,639,900
30,000	SPDR S&P MidCap 400 ETF ‡	5,133,299
50,000	Vanguard European ETF ‡	2,553,500
	Total Class 3 Funds	14,151,199

	TOTAL INVESTMENT COMPANIES
	(Cost $14,387,545)	14,151,199

Contracts (100 shares per contract)		Value
	PURCHASED OPTIONS: 1.1%
	Call Options: 0.2%
200	SPDR S&P 500 ETF, Expiration 9/17/11, Strike Price $133 *	43,600
	Total Call Options	43,600

	Put Options: 0.9%
200	SPDR S&P 500 ETF, Expiration 9/17/11, Strike Price $125 *	50,700
600	SPDR S&P 500 ETF, Expiration 9/17/11, Strike Price $129 *	237,300
	Total Put Options	288,000

	TOTAL PURCHASED OPTIONS
	(Cost $219,766)	331,600

Shares/Par Value		Value
	SHORT-TERM INVESTMENTS: 53.2%
7,258,102	Fidelity Government Portfolio, 0.01% #	7,258,102
4,000,000	United States Treasury Bill, Maturity Date 8/18/2011, 0.1170%	3,999,862
5,000,000	United States Treasury Bill, Maturity Date 11/10/2011, 0.1040%	4,998,710

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,257,463)	16,256,674

	TOTAL INVESTMENTS: 100.7%
	(Cost $30,864,774)	30,739,473
	Liabilities in Excess of Other Assets: (0.7%)	(202,150)
	NET ASSETS: 100.0%	$30,537,323

SCHEDULE OF OPTIONS WRITTEN
Contracts (100 shares per contract)		Value
	Call Options Written
100	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $96 *	$(15,600)
100	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $98 *	(8,250)
100	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $99 *	(5,750)
100	SPDR Dow Jones Industrial Average ETF Trust, Expiration 8/20/11, Strike Price $125 *	(8,750)
200	SPDR Dow Jones Industrial Average ETF Trust, Expiration 8/20/11, Strike Price $126 *	(11,000)
100	SPDR S&P MidCap 400 ETF, Expiration 8/20/11, Strike Price $177 *	(17,000)
100	SPDR S&P MidCap 400 ETF, Expiration 8/20/11, Strike Price $179 *	(10,500)
100	SPDR S&P MidCap 400 ETF, Expiration 8/20/11, Strike Price $180 *	(8,250)
200	Vanguard European ETF, Expiration 8/20/11, Strike Price $49 *	(59,500)
300	Vanguard European ETF, Expiration 8/20/11, Strike Price $50 *	(66,000)
	Total Call Options Written
	(Premiums received $262,528)	(210,600)

Put Options Written
100	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $95 *	(27,250)
200	SPDR Dow Jones Industrial Average ETF Trust, Expiration 8/20/11, Strike Price $120 *	(43,200)
Total Put Options Written
(Premiums received $43,580)	(70,450)

TOTAL OPTIONS WRITTEN
(Tota Premiums received $306,108)	$(281,050)

* Non-income producing.
‡ Held in connection with open written call options.
# Annualized seven-day yield as of July 31, 2011.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$31,049,625
Gross unrealized appreciation	210,088
Gross unrealized depreciation	(520,240)
Net unrealized depreciation	$(310,152)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1		Level 2		Level 3
Investment Companies		$14,151,199	$	---	$	---

Purchased Options	$	---		331,600	$	---

Short-Term Investments		7,258,102		8,998,572	$	---

Total Investments in Securities		$21,409,301		$9,330,172	$	---

Written Options	$	---		$(281,050)	$	---

FundX Tactical Total Return Fund
SCHEDULE OF INVESTMENTS at July 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 58.6%
	Class 3 Funds: 24.2%^
3,000	iShares S&P MidCap 400 Index Fund ‡	$282,450
3,000	SPDR Dow Jones Industrial Average ETF Trust ‡	363,990
3,000	SPDR S&P MidCap 400 ETF ‡	513,330
5,000	Vanguard European ETF ‡	255,350
	Total Class 3 Funds	1,415,120

	Class 4 Funds: 10.0%^
9,734	Calamos Market Neutral Income Fund	117,587
4,409	Gateway Fund	116,010
10,885	Manning & Napier Pro Blend Conservative Term Series	117,883
7,216	Merger Fund	115,750
2,415	Permanent Portfolio Fund	119,808
	Total Class 4 Funds	587,038

	Class 5 Funds: 24.4%^
9,338	Fidelity Capital & Income Fund	89,365
9,882	Fidelity High Income Fund	89,925
18,727	John Hancock Strategic Income Fund	127,717
11,557	Loomis Sayles Bond Fund	172,773
6,477	Loomis Sayles Global Bond Fund	113,340
10,270	Lord Abbett Bond Debenture Fund	81,643
37,582	MainStay High Yield Corporate Bond Fund	223,986
9,424	Metropolitan West Low Duration Bond Fund	81,332
10,834	Metropolitan West Total Return Bond Fund	113,862
7,511	Pioneer Strategic Income Fund	83,222
900	SPDR Barclays Capital International Treasury Bond ETF	56,394
6,006	Templeton Global Bond Fund	84,077
9,465	Western Asset Core Bond Fund	111,878
	Total Class 5 Funds	1,429,514

	TOTAL INVESTMENT COMPANIES
	(Cost $3,333,567)	3,431,672

Contracts (100 shares per contract)		Value
	PURCHASED OPTIONS: 0.6%
	Call Options: 0.1%
20	SPDR S&P 500 ETF, Expiration 9/17/11, Strike Price $133 *	4,360
	Total Call Options	4,360

	Put Options: 0.5%
20	SPDR S&P 500 ETF, Expiration 9/17/11, Strike Price $125 *	5,070
60	SPDR S&P 500 ETF, Expiration 9/17/11, Strike Price $129 *	23,730
	Total Put Options	28,800

	TOTAL PURCHASED OPTIONS
	(Cost $21,977)	33,160

Shares/Par Value		Value
	SHORT-TERM INVESTMENTS: 41.4%
919,723	Fidelity Government Portfolio, 0.01% #	919,723
1,000,000	United States Treasury Bill, Maturity Date 8/18/2011, 0.1170%	999,956
500,000	United States Treasury Bill, Maturity Date 11/10/2011, 0.1040%	499,871

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,419,629)	2,419,550

	TOTAL INVESTMENTS: 100.6%
	(Cost $5,775,173)	5,884,382
	Liabilities in Excess of Other Assets: (0.6%)	(34,571)
	NET ASSETS: 100.0%	$5,849,811

SCHEDULE OF OPTIONS WRITTEN
Contracts (100 shares per contract)		Value
	Call Options Written
10	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $96 *	$(1,560)
10	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $98 *	(825)
10	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $99 *	(575)
10	SPDR Dow Jones Industrial Average ETF Trust, Expiration 8/20/11, Strike Price $125 *	(875)
20	SPDR Dow Jones Industrial Average ETF Trust, Expiration 8/20/11, Strike Price $126 *	(1,100)
10	SPDR S&P MidCap 400 ETF, Expiration 8/20/11, Strike Price $177 *	(1,700)
10	SPDR S&P MidCap 400 ETF, Expiration 8/20/11, Strike Price $179 *	(1,050)
10	SPDR S&P MidCap 400 ETF, Expiration 8/20/11, Strike Price $180 *	(825)
20	Vanguard European ETF, Expiration 8/20/11, Strike Price $49 *	(5,950)
30	Vanguard European ETF, Expiration 8/20/11, Strike Price $50 *	(6,600)

	Total Call Options Written
	(Premiums received $26,252)	(21,060)

	Put Options Written
10	iShares S&P MidCap 400 Index Fund, Expiration 8/20/11, Strike Price $95 *	(2,725)
20	ProShares UltraShort 20+ Year Treasury, Expiration 8/20/11, Strike Price $31 *	(1,550)
20	SPDR Dow Jones Industrial Average ETF Trust, Expiration 8/20/11, Strike Price $120 *	(4,320)

	Total Put Options Written
	(Premiums received $5,748)	(8,595)

	TOTAL OPTIONS WRITTEN
	(Total Premiums received $32,000)	$(29,655)

* Non-income producing.
‡ Held in connection with open written call options.
# Annualized seven-day yield as of July 31, 2011.
^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.
^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.
^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows+:

Cost of investments	$5,782,336
Gross unrealized appreciation	146,931
Gross unrealized depreciation	(44,885)
Net unrealized appreciation	$102,046

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2011.

	Level 1		Level 2		Level 3
Investment Companies		$3,431,672	$	---	$	---

Purchased Options	$	---		33,160	$	---

Short-Term Investments		919,723		1,499,827	$	---

Total Investments in Securities		$4,351,395		$1,532,987	$	---

Written Options	$	---		$(29,655)	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                               Eric W. Falkeis, President

Date  September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date September 19, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                     Patrick J. Rudnick, Treasurer

Date September 26, 2011

•	Print the name and title of each signing officer under his or her signature.